Nature of Business and Significant Accounting Policies, Property, Plant and Equipment (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 229	$ 419
Impairment losses recognized	$ 0	$ 0
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	15 years
Computer Software and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Computer Software and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	4 years
Laboratory and Research Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Laboratory and Research Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	15 years
Production Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Production Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	7 years
Leasehold Improvements and Capital Lease Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years
Leasehold Improvements and Capital Lease Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years